Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Combinations [Abstract]
ACQUISITIONS

NOTE 10 — ACQUISITIONS

Asien’s

On March 27, 2020, the Company and 1847 Asien entered into a stock purchase agreement with the Asien’s Seller, pursuant to which 1847 Asien agreed to acquire all of the issued and outstanding capital stock of Asien’s. The Company acquired Asien’s, which provides a wide variety of appliance services, including sales, delivery/installation, in-home service and repair, extended warranties, and financing in the North Bay area of Sonoma County, California, to expand into the appliance industry.

On May 28, 2020, the Company, 1847 Asien, Asien’s and the Asien’s Seller entered into an amendment to the stock purchase agreement and closing of the acquisition of all of the issued and outstanding capital stock of Asien’s was completed (the “Asien’s Acquisition”).

The aggregate purchase price was $1,918,000 consisting of: (i) $233,000 in cash; (ii) the issuance of an amortizing promissory note in the principal amount of $200,000; (iii) the issuance of a demand promissory note in the principal amount of $655,000; and (iv) 415,000 common shares of the Company, having a mutually agreed upon value of $830,000 and a fair value of $1,037,500, which may be repurchased by 1847 Asien for a period of one year following the closing at a purchase price of $2.50 per share. The shares were repurchased by 1847 Asien on July 29, 2020 in exchange for a 6% amortizing promissory note (See Note 11).

The fair value of the purchase consideration issued to the Asien’s Seller was allocated to the net tangible assets acquired. The Company accounted for the Asien’s Acquisition as the purchase of a business under GAAP under the acquisition method of accounting, and the assets and liabilities acquired were recorded as of the acquisition date, at their respective fair values and consolidated with those of the Company. The fair value of the net assets acquired was approximately $1,171,272. The excess of the aggregate fair value of the net tangible assets has been allocated to goodwill.

The table below shows analysis for the Asien’s Acquisition:

Purchase Consideration at fair value:
Common shares	$1,037,500
Notes payable	855,000
Due to seller	233,000
Amount of consideration	$2,125,500

Assets acquired and liabilities assumed at fair value
Cash	$1,501,285
Accounts receivable	235,746
Inventories	1,457,489
Other current assets	41,427
Property and equipment	157,052
Customer related intangibles	462,000
Marketing related intangibles	547,000
Accounts payable and accrued expenses	(280,752)
Customer deposits	(2,405,703)
Notes payable	(509,272)
Other liabilities	(23,347)
Net assets acquired	$1,182,925

Total net assets acquired	$1,182,925
Consideration paid	2,125,500
Goodwill	$942,575

The estimated useful life remaining on the property and equipment acquired is 5 to 13 years.

Kyle’s

On August 27, 2020, the Company and 1847 Cabinet entered into a stock purchase agreement with Kyle’s and the Kyle’s Sellers, pursuant to which 1847 Cabinet agreed to acquire all of issued and outstanding capital stock of Kyle’s. The Company acquired Kyle’s, a leading custom cabinetry maker servicing contractors and homeowners in Boise, Idaho, to expand into contracting services.

On September 30, 2020, the Company, 1847 Cabinet, Kyle’s and the Kyle’s Sellers entered into addendum to the stock purchase and closing of the acquisition of all of the issued and outstanding capital stock of Kyle’s was completed (the “Kyle’s Acquisition”).

The aggregate purchase price was $6,839,792, consisting of (i) $4,389,792 in cash, (ii) an 8% contingent subordinated note in the aggregate principal amount of $1,050,000 and (iii) 700,000 common shares of the Company, having a mutually agreed upon value of $1,400,000 and a fair value of $3,675,000. The shares were issued on October 16, 2020, immediately following the record date for the Goedeker Spin-Off described above.

The fair value of the purchase consideration issued to the Kyle’s Sellers was allocated to the net tangible assets acquired. The Company accounted for the Kyle’s Acquisition as the purchase of a business under GAAP under the acquisition method of accounting, and the assets and liabilities acquired were recorded as of the acquisition date, at their respective fair values and consolidated with those of the Company. The fair value of the net assets acquired was approximately $527,618. The excess of the aggregate fair value of the net tangible assets has been allocated to goodwill.

The table below shows an analysis for the Kyle’s Acquisition:

Purchase consideration at fair value:
Common shares	$3,675,000
Notes payable	498,979
Due to seller	4,389,792
Amount of consideration	$8,563,771

Assets acquired and liabilities assumed at fair value
Cash	$130,000
Accounts receivable	385,095
Costs in excess of billings	122,016
Other current assets	13,707
Property and equipment	200,737
Customer related intangibles	2,727,000
Marketing related intangibles	294,000
Accounts payable and accrued expenses	(263,597)
Billings in excess of costs	(43,428)
Other liabilities	(49,000)
Net tangible assets acquired	$3,516,530

Total net assets acquired	$3,516,530
Consideration paid	8,563,771
Goodwill	$5,047,241

The estimated useful life remaining on the property and equipment acquired is 3 to 7 years.

Wolo

On December 22, 2020, the Company 1847 Wolo entered into a stock purchase agreement with Wolo and the Wolo Sellers, pursuant to which 1847 Wolo agreed to acquire all of the issued and outstanding capital stock of Wolo.

On March 30, 2021, the Company, 1847 Wolo, Wolo and the Wolo Sellers entered into amendment No. 1 to the stock purchase agreement and closing of the acquisition of all of the issued and outstanding capital stock of Wolo was completed (the “Wolo Acquisition”).

The aggregate purchase price was $7,400,000, which is subject to adjustment as described below. The purchase price consists of (i) $6,550,000 in cash, (ii) a 6% secured promissory note in the aggregate principal amount of $850,000 and (iii) cash due to seller of $1,094,524.

The purchase price is subject to a post-closing working capital adjustment provision. Under this provision, the Wolo Sellers delivered to 1847 Wolo at the closing an unaudited balance sheet of Wolo as of that date. On or before the 75th day following the closing, 1847 Wolo shall deliver to the Wolo Sellers an audited balance sheet as of the closing date. If the net working capital reflected on such final balance sheet exceeds the net working capital reflected on the preliminary balance sheet delivered at closing, 1847 Wolo shall, within seven days, pay to the Wolo Sellers an amount of cash that is equal to such excess. If the net working capital reflected on the preliminary balance sheet exceeds the net working capital reflected on the final balance, the Wolo Sellers shall, within seven days, pay to 1847 Wolo an amount in cash equal to such excess.

The provisional fair value of the purchase consideration issued to the Wolo Sellers was allocated to the net tangible assets acquired. The Company accounted for the Wolo Acquisition as the purchase of a business under GAAP under the acquisition method of accounting, and the assets and liabilities acquired were recorded as of the acquisition date, at their respective fair values and consolidated with those of the Company. The fair value of the net assets acquired was approximately $5,245,561. The excess of the aggregate fair value of the net tangible assets has been allocated to goodwill.

The Company is currently in the process of completing the preliminary purchase price allocation as an acquisition of certain assets. The final purchase price allocation for Wolo will be included in the Company’s financial statements in future periods.

The table below shows a preliminary analysis for the Wolo Acquisition:

Purchase consideration at preliminary fair value:
Notes payable	$850,000
Cash	6,550,000
Due to seller	1,094,524
Amount of consideration	$8,494,524

Assets acquired and liabilities assumed at preliminary fair value
Cash	$1,094,524
Accounts receivable	1,860,107
Inventory	2,120,218
Other current assets	218,154
Deferred tax asset	64,000
Accounts payable and accrued expenses	(111,442)
Net tangible assets acquired	$5,245,561

Total net assets acquired	$5,245.561
Consideration paid	8,494,524
Preliminary Goodwill	$3,248,963

Proforma

The following unaudited proforma results of operations are presented for information purposes only. The unaudited proforma results of operations are not intended to present actual results that would have been attained had the Asien’s Acquisition, the Kyle’s Acquisition and the Wolo Acquisition been completed as of January 1, 2020 or to project potential operating results as of any future date or for any future periods. The revenue and net loss before non-controlling interest of Asien’s from May 29, 2020 through June 30, 2020 included in the consolidated income statement amounted to approximately $1,185,980 and $188,781, respectively. The revenue and net loss before non-controlling interest of Wolo from April 1, 2021 through June 30, 2021 included in the consolidated income statement amounted to approximately $1,980,368 and $774,802, respectively. The unaudited proforma results of operations also removes the effect of Goedeker and Neese as if they had been disposed of on January 1, 2020.

	Six Months Ended June 30,
	2021	2020
Revenues, net	$13,786,916	$10,732,282
Net income (loss)	$(842,983)	$(143,896)
Basic earnings (loss) per share	$(0.18)	$(0.03)
Diluted earnings (loss) per share	$(0.18)	$(0.03)

Basic Number of Shares(*)	4,655,551	4,804,585
Diluted Number of Shares(*)	4,655,551	4,804,585

____________

(*)    shares assuming as if issued as of January 1.

NOTE 10 — ACQUISITIONS

Goedeker

On January 18, 2019, Goedeker entered into an asset purchase agreement with Goedeker Television and Steve Goedeker and Mike Goedeker (the “Stockholders”), pursuant to which Goedeker agreed to acquire substantially all of the assets of Goedeker Television used in its retail appliance and furniture business (the “Goedeker Business”).

On April 5, 2019, Goedeker, 1847 Goedeker, and the Stockholders entered into an amendment to the asset purchase agreement and closing of the acquisition of substantially all of the assets of Goedeker Television used in the Goedeker Business was completed (the “Goedeker Acquisition”).

The aggregate purchase price was $6,200,000 consisting of: (i) $1,500,000 in cash, subject to adjustment; (ii) the issuance of a promissory note in the principal amount of $4,100,000; and (iii) up to $600,000 in earn out payments (as described below). As additional consideration, 1847 Goedeker agreed to issue to each of the Stockholders a number of shares of its common stock equal to a 11.25% non-dilutable interest (22.5% total) in all of the issued and outstanding stock of 1847 Goedeker as of the closing date.

The cash portion was decreased by the amount of outstanding indebtedness of Goedeker Television for borrowed money existing as of the closing. As a result, the cash portion was adjusted to $478,000.

The asset purchase agreement also provided for an adjustment to the purchase price based on the difference between actual working capital at closing and Goedeker Television’s preliminary estimate of closing date working capital. In accordance with the asset purchase agreement, an independent CPA firm was retained by Goedeker and Goedeker Television to resolve differences in the working capital amounts. The report issued by that CPA firm determined that Goedeker Television owed Goedeker $809,000, which Goedeker Television has not paid. On or about March 23, 2020, Goedeker submitted a claim for arbitration to the American Arbitration Association relating to Goedeker Television’s failure to pay the amount owed. The claim alleges, inter alia, breach of contract, fraud, indemnification and the breach of the covenant of good faith and fair dealing. Goedeker is alleging damages in the amount of $809,000, plus attorneys’ fees and costs. The $809,000 is included in other assets in the accompanying balance sheet as of December 31, 2019.

On June 1, 2020, Goedeker entered into a settlement agreement with Goedeker Television, Steve Goedeker, Mike Goedeker and 1847 Goedeker. The settlement agreement and the related transaction documents that are exhibits to the settlement agreement were all signed on June 1, 2020 but only became effective upon the closing of the Goedeker IPO. Pursuant to the settlement agreement, the parties entered into an amendment and restatement of the 9% subordinated promissory note described above (see Note 5). In addition, the parties agreed that the arbitration action described above would be settled effective upon the closing of the Goedeker IPO and that each party to such arbitration action would release all claims that it has against the other parties to such action. As part of the settlement of the arbitration action, Goedeker agreed that the sellers will not have to pay the $809,000 working capital adjustment amount resulting in a loss on the acquisition receivable in the year ended December 31, 2020.

Goedeker Television is also entitled to receive the following earn out payments to the extent the Goedeker Business achieves the applicable EBITDA (as defined in the asset purchase agreement) targets:

1.      An earn out payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the closing date is $2,500,000 or greater;

2.      An earn out payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the first anniversary of closing date is $2,500,000 or greater; and

3.      An earn out payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the second anniversary of the closing date is $2,500,000 or greater.

To the extent the EBITDA of the Goedeker Business for any applicable period is less than $2,500,000 but greater than $1,500,000, Goedeker must pay a partial earn out payment to Goedeker Television in an amount equal to the product determined by multiplying (i) the EBITDA Achievement Percentage by (ii) the applicable earn out payment for such period, where the “Achievement Percentage” is the percentage determined by dividing (A) the amount of (i) the EBITDA of the Goedeker Business for the applicable period less (ii) $1,500,000, by (B) $1,000,000. For avoidance of doubt, no partial earn out payments shall be earned or paid to the extent the EBITDA of the Goedeker Business for any applicable period is equal or less than $1,500,000. For the trailing twelve (12) month period from the closing date, EBITDA for the Goedeker Business was $(2,825,000), so Goedeker Television is not entitled to an earn out payment for that period.

To the extent Goedeker Television is entitled to all or a portion of an earn out payment, the applicable earn out payment(s) (or portion thereof) shall be paid on the date that is three (3) years from the closing date, and shall accrue interest from the date on which it is determined Goedeker Television is entitled to such earn out payment (or portion thereof) at a rate equal to five percent (5%) per annum, computed on the basis of a 360 day year for the actual number of days elapsed.

The Company determined the fair value of the earnout on the date of acquisition was $81,494. Such amount was recorded as a contingent consideration liability within the accounts payable and accrued expense line item on the consolidated balance sheet and is revalued to fair value each reporting period until settled. The year 1 contingent liability of $32,246 was written-off in the year ended December 31, 2019 as the target was not met and the balance of the liability at October 23, 2020 is $49,248.

The provisional fair value of the purchase consideration issued to Goedeker Television was allocated to the net tangible assets acquired. The Company accounted for the Goedeker Acquisition as the purchase of a business under GAAP under the acquisition method of accounting, and the assets and liabilities acquired were recorded as of the acquisition date, at their respective fair values and consolidated with those of the Company. The fair value of the net liabilities assumed was approximately $614,337. The excess of the aggregate fair value of the net tangible assets has been allocated to goodwill.

The table below shows the analysis for the Goedeker asset purchase:

Purchase consideration at final fair value:
Note payable, net of $462,102 debt discount and $215,500 of capitalized financing costs	$3,422,398
Contingent note payable	81,494
Non-controlling interest	979,523
Amount of consideration	$4,483,415

Assets acquired and liabilities assumed at fair value
Accounts receivable	$334,446
Inventories	1,851,251
Working capital adjustment receivable and other assets	1,104,863
Property and equipment	216,286
Customer related intangibles	749,000
Marketing related intangibles	1,368,000
Accounts payable and accrued expenses	(3,929,876)
Customer deposits	(2,308,307)
Net tangible assets acquired (liabilities assumed)	$(614,337)

Total net assets acquired (liabilities assumed)	$(614,337)
Consideration paid	4,483,415
Goodwill	$5,097,752

On October 23, 2020, the Company completed a distribution of Goedeker. As a result of this distribution, Goedeker is no longer a majority-owned subsidiary of the Company. The distribution therefore resulted in the disposition of the business and assets of Goedeker (see Note 21).

Asien’s

On March 27, 2020, the Company and 1847 Asien entered into a stock purchase agreement with the Asien’s Seller, pursuant to which 1847 Asien agreed to acquire all of the issued and outstanding capital stock of Asien’s. The Company acquired Asien’s, which provides a wide variety of appliance services, including sales, delivery/installation, in-home service and repair, extended warranties, and financing in the North Bay area of Sonoma County, California, to expand into the appliance industry.

On May 28, 2020, the Company, 1847 Asien, Asien’s and the Asien’s Seller entered into an amendment to the stock purchase agreement and closing of the acquisition of all of the issued and outstanding capital stock of Asien’s was completed (the “Asien’s Acquisition”).

The aggregate purchase price was $2,125,000 consisting of: (i) $233,000 in cash, subject to adjustment; (ii) the issuance of an amortizing promissory note in the principal amount of $200,000; (iii) the issuance of a demand promissory note in the principal amount of $655,000; and (iv) 415,000 common shares of the Company, having a mutually agreed upon value of $830,000 and a fair value of $1,037,500, which may be repurchased by 1847 Asien for a period of one year following the closing at a purchase price of $2.50 per share. The shares were repurchased by 1847 Asien on July 29, 2020.

The fair value of the purchase consideration issued to the Asien’s Seller was allocated to the net tangible assets acquired. The Company accounted for the Asien’s Acquisition as the purchase of a business under GAAP under the acquisition method of accounting, and the assets and liabilities acquired were recorded as of the acquisition date, at their respective fair values and consolidated with those of the Company. The fair value of the net assets acquired was approximately $1,171,272. The excess of the aggregate fair value of the net tangible assets has been allocated to goodwill.

The table below shows analysis for the Asien’s Acquisition:

Purchase Consideration at fair value:
Common shares	$1,037,500
Notes payable	855,000
Due to seller	233,000
Amount of consideration	$2,125,500

Assets acquired and liabilities assumed at fair value
Cash	$1,501,285
Accounts receivable	235,746
Inventories	1,457,489
Other current assets	41,427
Deferred tax asset	11,653
Property and equipment	157,052
Customer related intangibles	462,000
Marketing related intangibles	547,000
Accounts payable and accrued expenses	(280,752)
Customer deposits	(2,405,703)
Notes payable	(509,272)
Other liabilities	(23,347)
Net assets acquired	$1,182,925

Total net assets acquired	$1,171,272
Consideration paid	2,125,500
Goodwill	$942,575

The estimated useful life remaining on the property and equipment acquired is 5 to 13 years.

Kyle’s

On August 27, 2020, the Company and 1847 Cabinet entered into a stock purchase agreement with Kyle’s and the Asien’s Seller, pursuant to which 1847 Cabinet agreed to acquire all of issued and outstanding capital stock of Kyle’s. The Company acquired Kyle’s, a leading custom cabinetry maker servicing contractors and homeowners in Boise, Idaho, to expand into contracting services.

On September 30, 2020, the Company, 1847 Cabinet, Kyle’s and the Kyle’s Sellers entered into addendum to the stock purchase and closing of the acquisition of all of the issued and outstanding capital stock of Kyle’s was completed (the “Kyle’s Acquisition”)

The aggregate purchase price was $6,650,000, subject to adjustment as described below. The purchase price consists of (i) $4,200,000 in cash, (ii) an 8% contingent subordinated note in the aggregate principal amount of $1,050,000, and (iii) 700,000 common shares of the Company, having a mutually agreed upon value of $1,400,000 and a fair value of $3,675,000. The shares were issued on October 16, 2020, immediately following the record date for the Goedeker Spin-Off described above.

The purchase price is subject to a post-closing working capital adjustment provision based on the difference between actual working capital at closing and the Kyle’s Sellers’ preliminary estimate of closing date working capital. If the final working capital exceeds the preliminary working capital estimate, 1847 Cabinet must pay to the Kyle’s Sellers an amount of cash that is equal to such excess. If the preliminary working capital estimate exceeds the final working capital, the Kyle’s Sellers must pay to 1847 Cabinet an amount in cash equal to such excess, provided, however, that the Kyle’s Sellers may, at their option, in lieu of paying such excess in cash, deliver and transfer to 1847 Cabinet a number of common shares of the Company that is equal to such excess divided by $2.00.

In addition to the post-closing net working capital adjustment described above, there was a target working capital adjustment, pursuant to which if at the closing the preliminary working capital exceeded a target working capital of $154,000, then the purchase price would be increased at the closing by the amount of such difference. Accordingly, as a result of the target working capital adjustment, the cash portion of the purchase price at the closing was $4,356,162.

The fair value of the purchase consideration issued to the Kyle’s Sellers was allocated to the net tangible assets acquired. The Company accounted for the Kyle’s Acquisition as the purchase of a business under GAAP under the acquisition method of accounting, and the assets and liabilities acquired were recorded as of the acquisition date, at their respective fair values and consolidated with those of the Company. The fair value of the net assets acquired was approximately $527,618. The excess of the aggregate fair value of the net tangible assets has been allocated to goodwill.

The table below shows an analysis for the Kyle’s Acquisition:

Purchase Consideration at fair value:
Common shares	$3,675,000
Notes payable	498,979
Due to seller	4,389,792
Amount of consideration	$8,563,771

Assets acquired and liabilities assumed at fair value
Cash	$130,000
Accounts receivable	385,095
Costs in excess of billings	122,016
Other current assets	13,707
Property and equipment	200,737
Customer related intangibles	2,727,000
Marketing related intangibles	294,000
Accounts payable and accrued expenses	(263,597)
Billings in excess of costs	(43,428)
Other liabilities	(49,000)
Net tangible assets acquired	$3,516,530

Total net assets acquired	$3,516,530
Consideration paid	8,563,771
Goodwill	$5,047,243

The estimated useful life remaining on the property and equipment acquired is 3 to 7 years.

Proforma

The following unaudited proforma results of operations are presented for information purposes only. The unaudited proforma results of operations are not intended to present actual results that would have been attained had the Asien’s Acquisition and Kyle’s Acquisition been completed as of January 1, 2019 or to project potential operating results as of any future date or for any future periods. The revenue and net loss before non-controlling interest of Asien’s since the May 28, 2020 acquisition date through December 31, 2020 included in the consolidated statement of operations amounted to approximately $7,625,222 and $431,641, respectively. The revenue and net loss before non-controlling interest of Kyle’s since the September 30, 2020 acquisition date through December 31, 2020 included in the consolidated statement of operations amounted to approximately $1,120,224 and $380,500, respectively. The unaudited proforma also removes the effect of Goedeker as if it had been disposed of on January 1, 2019.

	Year Ended December 31,
	2020	2019
Revenues, net	$24,376,944	$23,849,214
Net income (loss)	$(1,402,208)	$(230,704)
Basic earnings (loss) per share	$(0.31)	$(0.05)
Diluted earnings (loss) per share	$(0.31)	$(0.05)

Basic Number of Shares(a)	4,561,840	4,230,625
Diluted Number of Shares(a)	4,561,840	4,230,625

Note: (a) shares assuming as if issued as of Jan 1.